Consolidated Statements of Cash Flows - USD ($)	1 Months Ended	9 Months Ended		11 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 15, 2020	Dec. 31, 2019
CASH FLOWS PROVIDED BY OPERATING ACTIVITIES
Net (loss) income	$ 5,348,000	$ (4,237,000)	$ 10,000	$ 635,000	$ 2,970,000
Adjustments to reconcile net (loss) income to net cash provided by (used in) operating activities
Provision for bad debts		44,000		133,000	87,000
Depreciation and amortization	348,000	6,473,000	811,000	1,062,000	825,000
Gain on PPP loan forgiveness		(2,237,000)
Deferred income taxes	(370,000)	731,000
Share-based compensation	818,000	6,785,000
Forfeited franchise deposits		(128,000)		(693,000)	(825,000)
Change in fair value of warrant liability	5,597,000	(10,405,000)
Gain on extinguishment of debt	(791,000)
Gain on sale of franchise/corporate-owned store					(184,000)
Gain on change in value of warrant liability	(5,597,000)	(10,405,000)
Loss on disposal of property and equipment		22,000		(2,000)	(184,000)
Changes in operating assets and liabilities, net of acquisitions
Accounts receivable	(339,000)	99,000	21,000	6,000	(128,000)
Inventory	(8,000)	(130,000)	(3,000)	(10,000)	(127,000)
Other assets	(552,000)	74,000	237,000	121,000	(191,000)
Accounts payable - trade and other	(275,000)	669,000	695,000	751,000	(380,000)
Other liabilities	(57,000)	(201,000)		422,000	260,000
Accrued expenses		1,069,000	44,000
Deferred revenue		116,000	96,000
Deferred rent		443,000	371,000
Accrued expenses and gift card liability	284,000			218,000	(155,000)
Deferred franchise fees	253,000			51,000	376,000
NET CASH (USED IN) PROVIDED BY OPERATING ACTIVITIES	(938,000)	(813,000)	2,282,000	2,696,000	2,528,000
NET CASH (USED IN) PROVIDED BY INVESTING ACTIVITIES
Purchase of property and equipment	(265,000)	(8,182,000)	(1,929,000)	(3,244,000)	(2,437,000)
Trademark cost		(26,000)
Advances to related companies	(74,000)	(9,000)	(6,874,000)	(7,863,000)	(10,601,000)
Repayments from related companies			5,073,000	11,205,000	11,575,000
Purchase of store			(650,000)
Deposit on sale			907,000	907,000
Purchase of restaurant from franchisee				(385,000)
Proceeds from deposit on potential sale of franchise/corporate owned store					938,000
Acquisition of net assets, net of cash acquired	(27,210,000)
NET CASH FLOWS FROM (USED IN) PROVIDED BY INVESTING ACTIVITIES	(27,549,000)	(8,217,000)	(3,473,000)	620,000	(525,000)
NET CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds on revolving line of credit			1,648,000	2,987,000	2,317,000
Payments on revolving line of credit		(3,012,000)	(1,301,000)	(2,290,000)
Notes payable proceeds			2,406,000	2,406,000
Payments on notes payable		(46,000)	(22,000)	(39,000)	(86,000)
Members' distributions				(6,007,000)	(4,663,000)
Members' contributions					594,000
Members' distributions			(714,000)
NET CASH (USED IN) PROVIDED BY FINANCING ACTIVITIES		(3,058,000)	2,017,000	(2,943,000)	(1,838,000)
NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	(28,487,000)	(12,088,000)	826,000	373,000	165,000
NET (DECREASE) INCREASE IN CASH	2,790,000	40,383,000	2,417,000	2,417,000	2,252,000
CASH, INCLUDING RESTRICTED CASH, beginning of period	68,870,000	40,383,000	2,417,000	2,417,000
CASH, INCLUDING RESTRICTED CASH, end of period	$ 40,383,000	$ 28,295,000	$ 3,243,000	$ 2,790,000	$ 2,417,000